BALANCES AND TRANSACTIONS WITH RELATED PARTIES (Schedule of Related Party Balances Per the Balance Sheet)(Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
BALANCES AND TRANSACTIONS WITH RELATED PARTIES [Abstract]
Trade receivables	$ 1,676	$ 1,618
Trade payables	$ 961	$ 1,488